UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Emerging Markets Fund

55 Old Bedford Road

Lincoln, MA 01773

Elizabeth A. Watson, General Counsel

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2005 – JUNE 30, 2006

Vote Summary Report
Jul 01, 2005 - Sep 30, 2005

Quant Emerging Markets -

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/27/05 - A	Teva Pharmaceutical Industries		881624209		06/20/05		39,400
Meeting for Holders of ADRs
	1	TO RECEIVE AND DISCUSS THE COMPANY S CONSOLIDATED BALANCE SHEET AND THE CONSOLIDATED STATEMENTS OF INCOME	For	For			Mgmt
This is a routine item.
	2	TO APPROVE THE BOARD OF DIRECTORS RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2004	For	For			Mgmt
This is a routine dividend proposal.
	3	TO APPOINT DR. LEORA (RUBIN) MERIDOR AS A STATUTORY INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM OF THREE YEARS	For	For			Mgmt
These are routine Israeli board elections that merit shareholder support.
	4	TO ELECT ELI HURVITZ TO SERVE FOR AN ADDITIONAL THREE-YEAR TERM	For	For			Mgmt
	5	TO ELECT RUTH CHESHIN TO SERVE FOR AN ADDITIONAL THREE-YEAR TERM	For	For			Mgmt
	6	TO ELECT PROF. MICHAEL SELA TO SERVE FOR AN ADDITIONAL THREE-YEAR TERM	For	For			Mgmt
	7	TO ELECT HAROLD SNYDER TO SERVE FOR AN ADDITIONAL THREE-YEAR TERM	For	For			Mgmt
	8	TO APPROVE THE PURCHASE OF DIRECTOR S AND OFFICER S LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY	For	Against			Mgmt

As the company’s indemnification and liability policies unfairly prejudice shareholders from holding directors accountable and effectively absolve directors and officers of their duty of care, the proposed liability insurance does not merit shareholder support.

	9	TO APPROVE THE COMPANY S 2005 OMNIBUS LONG-TERM SHARE INCENTIVE PLAN	For	Against			Mgmt

Given the lack of limits on restricted stock awards and the excessive 11.5-percent dilution associated with the 50 million shares that would be reserved, this plan does not merit support.
10	TO APPROVE AN AMENDMENT TO PROVISIONS OF THE COMPANY S ARTICLES RELATING TO THE INDEMNIFICATION OF DIRECTORS AND OFFICERS	For	For	Mgmt
11	TO APPROVE AN AMENDMENT TO THE COMPANY S ARTICLES THAT WOULD INCREASE THE REGISTERED SHARE CAPITAL OF THE COMPANY	For	For	Mgmt
12	TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND TO DETERMINE THEIR COMPENSATION	For	For	Mgmt

Vote Summary Report
Oct 01, 2005 - Dec 31, 2005

Quantitative Emerging Markets - FRNTR

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

12/13/05 - S	America Movil SA de CV		P0280A101		None		1,335,900
Only Class A and AA Shares Are Entitled to Vote at This Meeting
	1	Approve Extraordinary Dividend of MXN 0.30 Per Class A, AA, and L Shares	For	For			Mgmt
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For			Mgmt

12/06/05 - S	Asustek Computer		Y04327105		11/06/05		342,100
	1	Approve Swap of Shares with Askey Computer Company	For	For			Mgmt
	2	Approve Issuance of Shares for the Share Swap	For	For			Mgmt
	3	Amend Articles of Association	For	For			Mgmt
	4	Elect Yang Longhui with ID number N103321517 as Supervisor	For	For			Mgmt
	5	Other Business	None	None			Mgmt

10/31/05 - S	Bank Leumi Le-Israel		M16043107		10/20/05		415,800
	1	Amend Articles Re: Allow Removal of Director by Ordinary Majority of General Meeting rather than 75 Percent	For	For			Mgmt
As the proposal would tend to increase the accountability of the board toward shareholders, this item merits support.

	2	Amend Articles Re: Director/Officer Indemnification/Liability	For	For		Mgmt
Since the proposed article amendment and indemnification agreement amendments would offer a small improvement in the company’s liability and indemnification policies, shareholder support is warranted.

10/18/05 - S	Charoen Pokphand Foods PCL (CP Feedmill Co. Ltd.)		Y1296K117		09/28/05	8,409,000
	1	Approve Minutes of Previous AGM	For	For		Mgmt
	2	Approve Related Party Transaction	For	For		Mgmt
	3	Other Business	For	Against		Mgmt
In view of this, a vote against this item is recommended until details on the issues have been provided.

10/06/05 - S	Grupo Financiero Banorte S.A.		P49501201		None	92,500
	1	Approve Distribution of Cash Dividend	For	For		Mgmt
	2	Approve Increase in Variable Portion of Capital	For	For		Mgmt
	3	Elect Supervisory Board and Fix Their Remuneration	For	For		Mgmt
	4	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt
	5	Approve Minutes of Meeting	For	For		Mgmt

11/14/05 - S	Old Mutual Plc		G67395106		None	623,000
	1	Approve Acquisition of Skandia	For	For		Mgmt
	2	Authorise the Remuneration Committee to Amend the Company’s Share Option and Deferred Delivery Plan and the Company’s Restricted Share Plan	For	For		Mgmt
	3	Approve Increase in Authorised Capital from GBP 600,000,000 to GBP 750,000,000	For	For		Mgmt
	4	Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 141,400,000 in Connection with the Acquisition	For	For		Mgmt

11/08/05 - S	Petrochina Company Limited		Y6883Q104		10/10/05	2,414,000
	1	Elect Su Shulin as Director	For	For		Mgmt
	2	Elect Gong Huazhang as Director	For	Against		Mgmt

It is ISS policy to vote against directors nominated as non-executive directors if they fail to meet ISS standards. We believe that the presence of insiders on audit committees, notwithstanding the requirements set out by the Listing Rules, may compromise the independence of such committees, potentially leading to conflicts of interest. In view of these concerns, a vote opposing the reelection of Gong Huazhang, Wang Yilin and Zeng Yukang as non-executive directors is recommended.

3	Elect Wang Yilin as Director	For	Against	Mgmt
4	Elect Zeng Yukang as Director	For	Against	Mgmt
5	Elect Jiang Fan as Director	For	For	Mgmt
6	Elect Chee-Chen Tung as Independent Director	For	For	Mgmt
7	Elect Liu Hongru as Independent Director	For	For	Mgmt
8	Elect Wang Fucheng as Supervisor	For	For	Mgmt
9	Elect Wen Qingshan as Supervisor	For	For	Mgmt
10	Elect Li Yongwu as Independent Supervisor	For	For	Mgmt
11	Elect Wu Zhipan as Independent Supervisor	For	For	Mgmt
12	Approve Second Supplemental Comprehensive Agreement	For	Against	Mgmt

We note that the proposed CNPC Transactions under Item 14 bundles several connected transactions in one voting item. When reviewing bundled requests, the presence of one strongly negative aspect may warrant a recommendation opposing the whole resolution. In this company’s case, while the connected transactions will be entered into in the ordinary and usual course of business of the Group and on terms that are no less favorable to the Group than those offered to or by independent third parties, we note that deposits to be made to China Petroleum Finance Co. Ltd. (CPFC), a subsidiary of CNPC, pursuant to the Comprehensive Agreement may increase the company’s risks, as these will not have the protection of any security interest or guaranty from CNPC.       In addition to engaging in finance and investment activities such as investments and equity securities, debt securities and real estate, borrowings and guarantees, CPFC may engage in intra-group lending. Being part of the entire CNPC Group and considering that deposits to CPFC will not have the protection of any security interest or guaranty from CNPC, default in the payment of loans awarded by CPFC to other members of the CNPC Group may expose the Group’s deposited funds to further unnecessary risk. Also, exposure to such risk may negatively affect the company’s credit rating. A lower credit rating would adversely impact the company’s financing operations as it would affect its ability to acquire loans from other financial institutions at lower cost and limit the number of options available in securing funds.       Given the potential risks associated with depositing funds under a connected transaction included in these resolutions, ISS recommends that shareholders vote against these resolutions.

13	Approve CRMSC Products and Services Agreement	For	For	Mgmt
14	Approve Ongoing Connected Transactions	For	Against	Mgmt

15

Approve Annual Caps of the Ongoing Connected Transactions Except the Annual Limit in Respect of the Products and Services to be Provided to China Railway Materials and Suppliers Corp. (CRMSC) Under the CRMSC Products and Services Agreement

			For	Against		Mgmt
	16	Approve Annual Caps in Respect of the Products and Services to be Provided to CRMSC Under the CRMSC Products and Services Agreement	For	For		Mgmt

12/30/05 - S	Sinopec Shanghai Petrochemical Co. (formerly Shanghai Petrochemical Co Ltd)		Y80373106		11/25/05	2,549,000
	1	Approve Revised Annual Caps of Connected Transactions	For	For		Mgmt

12/28/05 - S	TAISHIN FINANCIAL HOLDINGS CO LTD		Y84086100		11/28/05	1,534,292
	1	Amend Articles of Association	For	For		Mgmt
	2	Approve Issuance of Type D Preferred Shares or/and Common Shares Worth up to NTD 35 Billion for a Private Placement	For	For		Mgmt
	3	Other Business	None	None		Mgmt

11/28/05 - S	Telefonos De Mexico S.A. De C.V.		P90413132		None	752,000
Only AA and A Shares Can Vote, and AA Shares Must be Held by Mexican Nationals
	1	Authorize Increase in Share Repurchase Funds by Up to MXN 10 Billion	For	For		Mgmt
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

10/21/05 - A	Telkom SA		S84197102		None	39,800
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Year Ended March 31, 2005	For	For		Mgmt
	2	Approve Simultaneous Re-Appointment of Retiring Directors	For	Against		Mgmt
As bundling director elections into a single voting item runs counter to the principle of accountability, we do not believe it is in shareholder interest to support this resolution.
	3	Elect Directors	For	For		Mgmt
	4	Ratify Ernst & Young as Auditors	For	For		Mgmt
	5	Authorize Repurchase of Up to 20 Percent of Issued Share Capital	For	For		Mgmt
	6	Amend Articles of Association Re: General Matters	For	Against		Mgmt

Based on the fact that the company is removing the provision regarding fixed number of directors and replacing it with a range, given that the new Human Resources Review and Remuneration Committee (which would make recommendations on the remuneration for executives) would include executives, and since this is a bundled resolution, we recommend shareholders oppose the amendments to the articles because these negative provisions outweigh the neutral, editorial ones.

Vote Summary Report
Jan 01, 2006 - Mar 31, 2006

Quantitative Emerging Markets - FRNTR

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

02/02/06 - S	Bank Leumi Le-Israel		M16043107		01/22/06		415,800
	1	Approve Dividend of NIS 0.78 Per Share for First Nine Months	For	For			Mgmt
This is a routine proposal.
	2	Approve Stock Option Plan	For	Against			Mgmt
Given the lack of information regarding key terms of the plan and the number of shares reserved under all other compensation plans, these items do not warrant support.
	3	Approve Stock Option Plan Grant to Board Chair to Purchase 122,644 Shares	For	Against			Mgmt
See Item 2.
	4	Approve Securing of Rights of Employees for Five Years	For	Against			Mgmt
Because of the clear benefits of a board structure in which the position of chairman is separate from that of CEO, this request does not merit support.
	5	Amend Director/Officer Indemnification Agreement	For	For			Mgmt
Since the proposed amendment would offer a small improvement in the company’s liability and indemnification policies, shareholder support is warranted.

03/17/06 - A	Daelim Industrial		Y1860N109		12/31/05		16,610
	1	Approve Appropriation of Income and Dividends of KRW 2000 Per Common Share	For	For			Mgmt
	2	Amend Articles of Incorporation to Add Newspaper for Meeting Notices, and to Allow Sub-Committees	For	For			Mgmt
	3	Elect Directors	For	For			Mgmt
	4	Elect Members of Audit Committee	For	For			Mgmt

	5	Approve Limit on Remuneration of Directors	For	For		Mgmt

03/17/06 - A	GS Engineering & Construction Ltd. (frmly LS Engineering & Construction)	Y2901E108			12/31/05	32,130
	1	Approve Appropriation of Income and Dividends of KRW 1400 Per Share	For	For		Mgmt
	2	Elect Executive Directors	For	For		Mgmt
	3	Approve Limit on Remuneration of Directors	For	For		Mgmt

03/17/06 - A	Hyundai Mipo Dockyard	Y3844T103			12/31/05	23,100
	1	Approve Appropriation of Income and Dividends of KRW 1500 Per Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Set Minimum Board Size, to Require Majority Independent NEDs, and to Set Director’s Term	For	For		Mgmt
	3	Elect Two Executive Directors	For	For		Mgmt
	4	Approve Limit on Remuneration of Directors	For	For		Mgmt

03/10/06 - A	Hyundai Motor Co.	Y38472109			12/31/05	24,390
	1	Approve Appropriation of Income and Dividend of KRW 1250 Per Common Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Expand Business Objectives, to Require Shareholder Approval on Stock Option Issuance, and to Lower Minimum Number of Directors on Board	For	For		Mgmt
	3	Elect Executive Director	For	For		Mgmt
	4	Elect Members of Audit Committee	For	For		Mgmt
	5	Approve Limit on Remuneration of Directors	For	For		Mgmt

03/24/06 - A	Kookmin Bank	Y4822W100			12/31/05	37,070
	1	Approve Appropriation of Income and Dividend of KRW 550 Per Share	For	For		Mgmt
2

Amend Articles of Incorporation to Require Shareholder Approval on Stock Option Issuances, to Require Minimum Five Independent Non-Executive Directors, to Set Terms of Directors, to Create Sub-Committee, and to Allow Quarterly Dividends

			For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	4	Elect Members of Audit Committee	For	For		Mgmt
	5	Approve Previous Stock Option Grants	For	For		Mgmt
	6	Approve Stock Option Grants	For	For		Mgmt

03/17/06 - A	Korea Electric Power Corp	Y48406105			12/31/05	35,420
	1	Approve Appropriation of Income and Dividend of KRW 1150 Per Share	For	For		Mgmt

03/23/06 - S	PARTNER COMMUNICATIONS CO LTD		M78465107		03/02/06	200,800
	1	Approve Dividend of NIS 0.65 Per Share to Shareholders of Record on April 10, 2006	For	For		Mgmt
Given the satisfactory payout ratio, this item merits support.
	2	Amend Articles Re: Director/Officer Indemnification/Liability	For	For		Mgmt

Since the proposed positive amendments to the article and existing indemnification agreements would offer a small improvement in the company’s liability and indemnification policies, and of all the amendments proposed, the positive amendments outweigh the negative proposals, shareholder support is warranted.

	3	Approve Director/Officer Indemnification Agreements	For	For		Mgmt
	4	Approve Purchase of Director/Officer Insurance	For	Against		Mgmt
As the proposed insurance policy would offer excessive liability protections to directors and officers, shareholder approval is not warranted.
	5	Authorize Board to Approve Remuneration of Independent Director	For	For		Mgmt
As the proposed remuneration is not out of line with current Israeli market practice, shareholder approval of Items 5 and 7 is warranted.
	6	Nominate External Director and approve Remuneration	For	For		Mgmt

Despite the poor level of disclosure regarding the board, a situation that is common in Israel, it would be counterproductive to withhold support from the directors in the absence of a specific controversy involving the company.

	7	Approve Adjustment to the Remuneration of External Director	For	For		Mgmt

02/24/06 - A	POSCO (formerly Pohang Iron & Steel)		Y70750115		12/31/05	6,850
	1	Approve Appropriation of Income and Final Year-end Dividends of KRW 6000 Per Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Expand Its Business Objectives, to Separate Chairman from CEO, and to Abolish Stock Option System	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	3.2	Elect Member of Audit Committee	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	4	Approve Limit on Remuneration of Directors	For	For		Mgmt
	5	Approve Waiver of Claim for Overpaid Employment Benefit for Retirees	For	For		Mgmt

02/06/06 - A	Reunert Ltd.		S69566156		None	126,790
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Year Ended September 30, 2005.	For	For		Mgmt
	2	Elect Directors	For	Split		Mgmt
	2.1	Reelect K.S. Fuller as Director Appointed During the Year --- For
Since Rawlinson serves as an executive director on the Audit Committee, we recommend shareholders oppose this director nominee.
	2.2	Reelect B.P. Gallagher as Director --- For
	2.3	Reelect D.J. Rawlinson as Director --- Against
See Item 2.1.
	2.4	Reelect J.C. van der Horst as Director --- For
	3	Approve Remuneration of Directors	For	For		Mgmt
	4	Approve Issuance of 12 Million Shares Pursuant to the Reunert 1985 Share Option Scheme and the Reunert 1988 Share Purchase Scheme	For	For		Mgmt
	5	Approve Issuance of 280,000 Options Pursuant to the Reunert 1985 Share Option Scheme	For	For		Mgmt
	6	Authorize Repurchase of Up to 20 Percent of Issued Share Capital	For	For		Mgmt
	7	Amend Articles of Association Re: the Insertion of a New Article 120A After Article 120 Concerning Communication by Electronic Medium	For	For		Mgmt

02/28/06 - A	Samsung Electronics Co. Ltd.		Y74718100		12/31/05	8,340
	1	Approve Financial Statements and Appropriation of Income, with a Final Dividend of KRW 5000 Per Common Share	For	For		Mgmt
	2	Elect Directors	For	For		Mgmt
	2.3	Elect Members of Audit Committee	For	For		Mgmt
	3	Approve Limit on Remuneration of Directors	For	For		Mgmt

03/21/06 - A	Shinhan Financial Group Co. Ltd.		Y7749X101		12/31/05	46,070
	1	Approve Appropriation of Income and Dividend of KRW 800 Per Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Extend Convertible Bond Maturity, to Allow Board to Issue Shares with Shareholder Approval, and to Shorten Share Registry Cancellation Period	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	4	Elect Members of Audit Committee	For	For		Mgmt

	5	Approve Limit on Remuneration of Directors	For	For		Mgmt
	6	Approve Stock Option Grants	For	For		Mgmt

03/10/06 - A	SK Corporation (FormerlyYukong Ltd )		Y80662102		12/31/05	19,250
	1	Approve Appropriation of Income and Dividends of KRW 1850 Per Common Share	For	For		Mgmt
	2	Elect Directors	For	For		Mgmt
	3	Approve Limit on Remuneration of Directors	For	For		Mgmt

03/10/06 - A	SK Telecom		Y4935N104		12/31/05	4,090
	1	Approve Appropriation of Income and Year-End Dividend of KRW 8000 Per Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Expand Business Objectives	For	For		Mgmt
	3	Approve Limit on Remuneration of Directors	For	For		Mgmt
	4	Elect Members of Audit Committee	For	For		Mgmt

02/23/06 - A	Tiger Brands Ltd. (Formerly Tiger Oats Ltd.)		S84594142		None	81,984
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Year Ended September 30, 2005	For	For		Mgmt
	2	Reelect B.H. Adams as Director	For	For		Mgmt
	3	Reelect D.D.B. Band as Director	For	For		Mgmt
	4	Reelect B.P. Connellan as Director	For	For		Mgmt
	5	Reelect M.H. Franklin as Director	For	For		Mgmt
	6	Reelect U.P.T. Johnson as Director	For	For		Mgmt
	7	Reelect G.N. Padayachee as Director	For	For		Mgmt
	8	Approve Increase in Director Remuneration	For	For		Mgmt
	9	Approve Tiger Brands Phantom Cash Option Scheme	For	For		Mgmt

As this proposal would not imply additional cost to shareholders, because there are no concerns over dilution from outstanding options or the levels of cash compensation, and because the schemes are administered by a committee of independent non-executive directors, there is no reason to refuse this request.

	10	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt

Vote Summary Report
Apr 01, 2006 - Jun 30, 2006

Quantitative Emerging Markets - FRNTR

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/25/06 - A	African Bank Investments (Formerly Theta Group )		S01035112		None		395,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Deloitte & Touche Auditors	For	For			Mgmt
Special Business
	1	Authorize Repurchase of Up to 3 Percent of Issued Share Capital	For	For			Mgmt

06/20/06 - A	Angang New Steel Company		Y0132D105		05/19/06		4,462,000
	1	Accept Report of the Board of Directors	For	For			Mgmt
	2	Accept Report of the Supervisory Committee	For	For			Mgmt
	3	Accept Financial Statements and Statutory Reports	For	For			Mgmt
	4	Approve Proposed Profit Distribution Plan	For	For			Mgmt
	5	Approve Remuneration of Directors and Supervisors	For	For			Mgmt
	6	Approve Auditors for 2006 and Authorize Board to Fix Their Remuneration	For	For			Mgmt
	7a	Elect Liu Jie as Executive Director	For	For			Mgmt
	7b	Elect Tang Fuping as Executive Director	For	For			Mgmt
	7c	Elect Yang Hua as Executive Director	For	For			Mgmt
	7d	Elect Wang Chunming as Executive Director	For	For			Mgmt
	7e	Elect Huang Haodong as Executive Director	For	For			Mgmt
	7f	Elect Lin Daqing as Executive Director	For	For			Mgmt
	7g	Elect Fu Wei as Executive Director	For	For			Mgmt
	7h	Elect Fu Jihui as Executive Director	For	For			Mgmt
	7i	Elect Yu Wanyuan as Non-Executive Director	For	For			Mgmt
	7j	Elect Wu Xichun as Independent Non-Executive Director	For	Against			Mgmt

Due to his affiliation with Angang Holding, this nominee cannot be expected to represent shareholders as an independent non-executive director. In view of this concern, a vote opposing the election of Wu Xichun is recommended.

	7k	Elect Wang Linsen as Independent Non-Executive Director	For	For			Mgmt
	7l	Elect Liu Yongze as Independent Non-Executive Director	For	For			Mgmt
	7m	Elect Francis Li Chak Yan as Independent Non-Executive Director	For	For			Mgmt
	7n	Elect Wang Xiaobin as Independent Non-Executive Director	For	For			Mgmt
	8a	Elect Qi Cong as Supervisor	For	For			Mgmt
	8b	Elect Zhang Lifen as Supervisor	For	For			Mgmt
	8c	Elect Shan Mingyi as Supervisor	For	For			Mgmt
	9	Change Company Name	For	For			Mgmt
	10	Amend Articles of Association	For	For			Mgmt

	11	Amend Rules of Procedure for the General Meetings of the Shareholders	For	For		Mgmt
	12	Amend Rules of Procedure for the Meetings of the Board of Directors	For	For		Mgmt
	13	Amend Rules of Procedure for the Meeetings of the Supervisory Committee	For	For		Mgmt

06/13/06 - A	Asustek Computer Inc.		Y04327105		04/14/06	342,100
	1	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	2	Approve Allocation of Income and Dividends	For	For		Mgmt
	3	Approve Capitalization of 2005 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Amend Articles of Association	For	For		Mgmt
	5	Amend Operating Procedures for Loan of Funds to Other Parties, Endorsement and Guarantee	For	For		Mgmt
	6	Approve Increase of Registered Capital and Issuance of Ordinary Shares to Participate in the Issuance of Global Depository Receipt or Domestic Rights Issue	For	For		Mgmt
	7	Approve Investment in People’s Republic of China	For	For		Mgmt
	8	Other Business	For	Against		Mgmt
In view of this, a vote against this item is recommended until details on the issues have been provided.

06/15/06 - A	AU Optronics Corp		Y0451X104		04/16/06	959,000
	1	Accept 2005 Operating Results and Financial Statements	For	For		Mgmt
	2	Approve Allocation of Income and Dividends	For	For		Mgmt
	3	Approve Capitalization of 2005 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Approve Merger and Issuance of New Shares Pursuant to the Merger	For	For		Mgmt
	5	Amend Articles of Association	For	For		Mgmt
	6	Amend Election Rules of Directors and Supervisors	For	For		Mgmt
	7	Amend Endorsement and Guarantee Operating Guidelines	For	For		Mgmt
	8	Approve 5-Year Income Tax Exemption Regarding Rights Offering in 2005 Under Statute for Upgrading Industry	For	For		Mgmt

04/28/06 - A	Charoen Pokphand Foods PCL (CP Feedmill Co. Ltd.)		Y1296K117		04/10/06	8,409,000
	1	Approve Minutes of Previous EGM	For	For		Mgmt
	2	Accept 2005 Operating Results	For	For		Mgmt
	3	Accept Financial Statements and Statutory Reports	For	For		Mgmt

	4	Acknowledge Payment of Interim Dividend for a Total of Baht 0.44 Per Share for the First Three Quarters in 2005	For	For		Mgmt
	5	Approve Non-Allocation of Income and Payment of Dividend of Baht 0.06 Per Share for the Fourth Quarter of 2005	For	For		Mgmt
	6	Elect Directors	For	For		Mgmt
	7	Approve KPMG Phoomchai Audit Ltd. as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	8	Approve Sale by C.P. Merchandising Co., Ltd. of a 40 Percent Stake in Lotus-CPF (PRC) Investment Co. Ltd. to Union Growth Investments Co. Ltd. for a Total Value of $31 Million	For	For		Mgmt
	9	Allow Questions	None	None		Mgmt

05/18/06 - A	China Mobile (Hong Kong) Limited		Y14965100		05/15/06	781,500
	1	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	2	Approve Final Dividend of HK$ 0.57 Per Share	For	For		Mgmt
	3a	Reelect Lu Xiangdong as Director	For	For		Mgmt
	3b	Reelect Xue Taohai as Director	For	For		Mgmt
	3c	Reelect Sha Yuejia as Director	For	For		Mgmt
	3d	Reelect Liu Aili as Director	For	For		Mgmt
	3e	Reelect Xin Fanfei as Director	For	For		Mgmt
	3f	Reelect Xu Long as Director	For	For		Mgmt
	3g	Reelect Lo Ka Shui as Director	For	For		Mgmt
	3h	Reelect Moses Cheng Mo Chi as Director	For	For		Mgmt
	4	Reappoint KPMG as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	6	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	Against		Mgmt

As the share issuance amount is subject to abuse by Hong Kong companies, in the absence of language restricting both discounts and the authority to refresh the share issuance amounts without prior shareholder approval, a vote against is recommended.

	7	Authorize Reissuance of Repurchased Shares	For	For		Mgmt
	8	Change Company Name from China Mobile (Hong Kong) Limited to China Mobile Limited	For	For		Mgmt

05/26/06 - A	China Shipping Development Co.(Formerly Shanghai Hai Xing)		Y1503Y108		04/26/06	1,684,000
	1	Accept Report of the Board of Directors	For	For		Mgmt
	2	Accept Report of the Supervisory Committee	For	For		Mgmt

	3	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	4	Approve Profit Distribution Plan	For	For		Mgmt
	5	Approve Remuneration of Directors and Supervisors	For	For		Mgmt
	6	Reappoint Shanghai Zhonghua Huying CPA and Ernst & Young as Domestic adn International Auditors Respectively, and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	7a	Reelect Li Shaode as Executive Director	For	For		Mgmt
	7b	Reelect Wang Daxiong as Executive Director	For	For		Mgmt
	7c	Reelect Mao Shijia as Executive Director	For	For		Mgmt
	7d	Reelect Wang Kunhe as Executive Director	For	For		Mgmt
	7e	Reelect Yao Zuozhi as Non-Executive Director	For	For		Mgmt
	7f	Reelect Hu Honggao as Independent Non-Executive Director	For	For		Mgmt
	7g	Reelect Xie Rong as Independent Non-Executive Director	For	For		Mgmt
	7h	Reelect Zhou Zhanqun as Independent Non-Executive Director	For	For		Mgmt
	7i	Elect Zhang Guofa as Executive Director	For	For		Mgmt
	7j	Reelect Kuo Laiqi as Supervisor	For	For		Mgmt
	7k	Elect Xu Hui as Supervisor	For	For		Mgmt
	7l	Elect Chen Xiuling as Supervisor	For	For		Mgmt
	8	Amend Articles Re: Share Capital Structure	For	For		Mgmt

04/20/06 - A	Consorcio Ara Sa	P3084R106			None	211,000
Ordinary Business
	1	Accept Individual and Consolidated Financial Statements, Statutory Reports, and Supervisory’s Reports for Fiscal Year Ended 12-31-05	For	For		Mgmt
	2	Approve Allocation of Income and Dividends of MXN 3.80 Per Share	For	For		Mgmt
	3	Accept Audit Committee Report	For	For		Mgmt
	4	Set Aggregate Nominal Amount of Share Repurchase Reserve	For	For		Mgmt
	5	Elect Directors, Board Secretary and Alternate, and Supervisory Board; Approve Discharge and Remuneration of Directors, Board Secretary and Alternate, and Supervisory Board	For	For		Mgmt
	6	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt
Special Business
	7	Approve Stock Split; Amend Company Articles to Reflect Stock Split	For	For		Mgmt
	8	Amend Company Articles to Comply with Mexican Stock Market Regulations Article 14 Bis 3 Subsection VII	For	Against		Mgmt

Although adoption of these changes would most likely involve some positive change in shareholder rights, without details of the complete proposal, we are unable to determine whether the entire proposal is in the best interest of minority shareholders. Given that the article amendments deal with antitakeover provisions, and in absence of details of the proposal and the rationale behind the change, it is recommended that shareholder oppose this item.

	9	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

04/06/06 - A	Controladora Comercial Mexicana S.A.		P3097R168		None	721,300
Only Class B Shareholders May Vote
Special Business
	1	Amend Articles Re: Compliance with Mexican Securities Regulations Passed 30 December 2005	For	For		Mgmt
	2	Approve Merger by Absorption of Inmobiliaria Cinematografica Ecatepec, S.A. de C.V.	For	Against		Mgmt

Because the company failed to disclose essential information such as the number of shares to be issued in order to complete the acquisition or the subsequent dilution to Controladora Comercial Mexicana’s minority shareholders, we cannot recommend support for this request.

Ordinary Business
	1	Approve Financial Statements and Statutory Reports for 2005, Approve Report on Share Repurchase and Reissuance of Shares, and Approve Discharge Directors	For	For		Mgmt
	2	Approve Allocation of Income and Dividends of MXN 0.138 per Unit Share; Set Maximum Limit for Share Repurchase Fiscal Year 2006	For	Against		Mgmt
Because of the company’s long-term shareholder-unfriendly dividend policy, it is recommended that shareholders vote against this resolution.
	3	Elect Members of Management Board, Supervisory Board, Executive Committee, and Audit Committee and Approve Their Remuneration	For	For		Mgmt
	4	Designate Inspector or Shareholder Representatives of Minutes of Meeting	For	For		Mgmt

05/18/06 - A	Delta Electronics Inc.		Y20263102		03/19/06	288,113
	1	Accept 2005 Financial Statements	For	For		Mgmt
	2	Approve Allocation of Income and Payment of Cash Dividend of NTD 3 Per Share and Stock Dividend at the Ratio of 50 Shares Per 1,000 Shares Held	For	For		Mgmt
	3	Amend Rules and Procedures Regarding Shareholder Meeting	For	For		Mgmt

	4	Amend Operating Procedures for Loan of Funds to Other Parties	For	For		Mgmt
	5	Amend Endorsement and Guarantee Operating Guidelines	For	For		Mgmt
	6	Approve Capitalization of 2005 Dividends and Employee Profit Sharing	For	For		Mgmt
	7	Amend Articles of Association	For	For		Mgmt
Elect Directors by Cumulative Voting
	8	Elect Directors	For	Split		Mgmt
	8.1	Elect Bruce CH Cheng as Director with Account No. 1 --- Against

In this case, we recommend that shareholders concentrate their cumulative votes in favor of the independent director nominee, Yi-Chiang Lo, and distribute their cumulative votes equally between the two supervisor nominees.

	8.2	Elect Yancey Hai as Director with Account No. 38010 --- Against
See Item 8.1.
	8.3	Elect Mark Ko as Director with Account No. 15314 --- Against
See Item 8.1.
	8.4	Elect Raymond Hsu as Director with Account No. 3 --- Against
See Item 8.1.
	8.5	Elect Fred Chai-Yan Lee as Director with Passport No. 057416787 --- Against
See Item 8.1.
	8.6	Elect Ping Cheng as Director with Account No. 43 --- Against
See Item 8.1.
	8.7	Elect Yi-Chiang Lo as Director with Account No. 205026 --- For
	8.8	Elect Sam Liang as Director with Account No. 53912 --- Against
See Item 8.1.
	8.9	Elect Simon Chang as Director with Account No. 19 --- Against
See Item 8.1.
Elect Supervisors by Cumulative Voting
	8	Elect Directors	For	For		Mgmt
	9	Approve Release of Restrictions of Competitive Activities of Directors	For	For		Mgmt
	10	Other Business	None	Against		Mgmt

06/14/06 - A	First Philippine Holdings Corporation		Y2558N120		03/31/06	2,662,800
	1	Approve Minutes of Previous Shareholder Meeting	For	For		Mgmt

	2	Presentation and Approval/Ratification of the 2005 Reports and the Audited Financial Statements for the Year Ended Dec. 31, 2005	For	For		Mgmt
	3	Ratification of the Acts of the Board and Management	For	For		Mgmt
	4a	Elect Oscar M. Lopez as Director	For	For		Mgmt
	4b	Elect Augusta Almeda-Lopez as Director	For	For		Mgmt
	4c	Elect Thelma Y. Cunanan as Director	For	For		Mgmt
	4d	Elect Jose P. De Jesus as Director	For	For		Mgmt
	4e	Elect Peter D. Garrucho as Director	For	For		Mgmt
	4f	Elect Oscar J. Hilado as Director	For	For		Mgmt
	4g	Elect Elpidio L. Iba ez as Director	For	For		Mgmt
	4h	Elect Eugenio L. Lopez III as Director	For	For		Mgmt
	4i	Elect Federico R. Lopez as Director	For	For		Mgmt
	4j	Elect Manuel M. Lopez as Director	For	For		Mgmt
	4k	Elect Vicente T. Paterno as Director	For	For		Mgmt
	4l	Elect Ernesto B. Rufino, Jr. as Director	For	For		Mgmt
	4m	Elect Washington Z. Sycip as Director	For	For		Mgmt
	5	Appoint Sycip Gorres, Velayo & Co as External Auditors	For	For		Mgmt
	6	Other Business	For	Against		Mgmt

While such requests are usually routine, the potential for the discussion and subsequent approval of items that could be dangerous to minority shareholders is a possibility. Until more detailed information is made available concerning these items, a vote opposing such requests is recommended.

06/16/06 - A	Formosa Chemical & Fiber Co. Corp.		Y25946107		04/17/06	163,900
	1	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	2	Approve Allocation of Income and Dividends	For	For		Mgmt
	3	Approve Capitalization of 2005 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Amend Articles of Association and Related Rules and Procedures	For	For		Mgmt
	5	Elect Directors and Supervisors	For	For		Mgmt

04/28/06 - A	Grupo Mexico SA de CV (fm. Nueva Gr. Mexico SACV)		P49538112		None	934,700
Annual Meeting Agenda
	1	Accept Individual and Consolidated Financial Statements and Statutory Reports for Grupo Mexico and its Subsidiaries for Fiscal Year Ended 12-31-05; Accept Report From Supervisory Board	For	For		Mgmt
	2	Accept Audit Committee Report	For	For		Mgmt
	3	Approve Allocation of Income	For	For		Mgmt
	4	Elect Members to the Board, Supervisory Board, Executive Committee, Audit Committee and Corporate Practices Committee	For	For		Mgmt
	5	Approve Remuneration of Directors, Board Committees and Supervisory Board	For	For		Mgmt

	6	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt
Special Meeting Agenda
	1	Amend Articles Re: Compliance with Mexican Securities Regulations Passed December 30 2005	For	For		Mgmt
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

06/14/06 - A	Hon Hai Precision Industry Co. Ltd.	Y36861105			04/15/06	397,652
	1	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	2	Approve Allocation of Income and Dividends	For	For		Mgmt
	3	Approve Capitalization of 2005 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Approve Increase of Registered Capital and Issuance of Ordinary Shares to Participate in the Issuance of Global Depository Receipt or Domestic Rights Issue	For	For		Mgmt
	5	Amend Operating Procedures for Endorsement and Guarantee	For	For		Mgmt
	6	Amend Operating Procedures for Loan of Funds to Other Parties	For	For		Mgmt
	7	Amend Articles of Association	For	For		Mgmt
	8	Other Business	None	None		Mgmt

05/23/06 - A	Hyundai Securities Co.	Y3850E107			03/31/06	120,390
	1	Approve Appropriation of Income and Dividends of KRW 400 Per Common Share	For	For		Mgmt
2

Amend Articles of Incorporation to Expand Business Objectives, to Change Newspaper for Meeting Notices, to Increase Authorized Shares, to Require Shareholder Approval on All Share Option Issuances, and to Introduce Employee Stock Option Plan

			For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	4	Elect Member of Audit Committee	For	For		Mgmt
	5	Approve Limit on Remuneration of Directors	For	For		Mgmt

06/13/06 - A	MTN GROUP LTD.(formerly M-CELL)	S8039R108			None	123,000
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Year Ended December 31, 2005	For	For		Mgmt
	2	Elect Directors	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	4	Place Authorized But Unissued Shares under Control of Directors	For	For		Mgmt

	5	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to a Maximum of 10 Percent of Issued Capital	For	For		Mgmt
	6	Approve Remuneration of Directors	For	For		Mgmt
	7	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	8	Authorize Board to Ratify and Execute Approved Resolutions	For	For		Mgmt

06/27/06 - S	MTN GROUP LTD.(formerly M-CELL)		S8039R108		None	123,000
Special Meeting Agenda
	1	Approve Acquisition of Investcom LLC by MTN Mauritius	For	For		Mgmt
	2	Approve Issuance of 204.3 Million New MTN Group Shares in Connection with the Acquisition	For	For		Mgmt
	3	Approve Listing of New MTN Group Shares on the Johannesburg Stock Exchange	For	For		Mgmt
	4	Authorize Board to Ratify and Execute Approved Resolutions	For	For		Mgmt

05/26/06 - A	Petrochina Company Limited		Y6883Q104		04/25/06	3,116,000
	1	Accept Report of the Board of Directors	For	For		Mgmt
	2	Accept Report of the Supervisory Committee	For	For		Mgmt
	3	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	4	Approve Final Dividend	For	For		Mgmt
	5	Authorize Board to Distribute Interim Dividend	For	For		Mgmt
	6	Reappoint PricewaterhouseCoopers and PricewaterhouseCoopers Zhong Tian CPAs Company Limited as International and Domestic Auditors Respectively and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	7	Reelect Zheng Hu as Director	For	For		Mgmt
	8	Reelect Franco Bernabe as Independent Non-Executive Director	For	For		Mgmt
	9	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	Against		Mgmt

As the share issuance amount is subject to abuse by Hong Kong companies, in the absence of language restricting both discounts and the authority to refresh the share issuance amounts without prior shareholder approval, a vote against is recommended.

	10	Other Business	For	Against		Mgmt

Although this item is routine and only those issues that could legally be discussed could be presented for consideration, its approval would create an opportunity for those who attend the meeting to approve changes that are not in the best interests of all shareholders. We recommend that shareholders oppose this item unless the company has provided detailed information about the issues that will be discussed.

06/13/06 - A	Philippine Long Distance Telephone Co.		718252109		04/17/06	8,630
	1	Approve Audited Financial Statements for the Period Ending Dec. 31, 2005 Contained in the Company’s 2005 Annual Report	For	For		Mgmt
	2	Elect Directors	For	For		Mgmt

04/11/06 - A	PTT PUBLIC COMPANY		Y6883U113		03/20/06	256,900
	1	Approve Minutes of Previous EGM	For	For		Mgmt
	2	Accept 2005 Operating Results, Financial Statements and Statutory Reports	For	For		Mgmt
	3	Approve Allocation of Income and Payment of Dividend of Baht 9.25 Per Share	For	For		Mgmt
	4	Elect Directors	For	For		Mgmt
	5	Approve Remuneration of Directors	For	For		Mgmt
	6	Approve Office of the Auditor General as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	7	Approve 5-Year Financing Plan	For	For		Mgmt
	8	Approve Issuance of 20 Million Warrants to the President, Executives, Employees of the Company and Employees of the Company’s Affiliates Under the Employee Stock Option Plan Scheme (PTT-W2)	For	For		Mgmt
	9	Approve Increase in Registered Capital to Baht 28.57 Billion and Amend Clause 4 of the Memorandum of Association to Conform with the Increase in Registered Capital	For	For		Mgmt
	10	Approve Allocation of 20 Million New Ordinary Shares Pursuant to the PTT-W2	For	For		Mgmt
	11	Other Business	For	Against		Mgmt

This routine item would allow other issues of concern, not contained in the company’s official agenda, to be raised at the general meeting without giving shareholders ample time to review their details. Consequently, this would create an opportunity to pass resolutions not in the best interest of the shareholders. In view of this, a vote against this item is recommended until details on the issues have been provided.

06/07/06 - A	Sanlam Limited		S7302C137		None	476,400
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 2005	For	For		Mgmt
	2	Approve Auditors	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt

	4	Elect Directors	For	For		Mgmt
	5	Authorize Board to Fix Remuneration of the Auditors	For	For		Mgmt
	6	Approve Remuneration of Directors for 2005	For	For		Mgmt
	7	Approve Remuneration of Directors for 2006 and 2007	For	For		Mgmt
	8	Place Authorized But Unissued Shares under Control of Directors	For	For		Mgmt
	9	Authorize Repurchase of Shares	For	For		Mgmt

06/12/06 - A	Siliconware Precision Industries Co	Y7934R109			04/13/06	2,509,000
	1	Accept 2005 Operating Results and Financial Statements	For	For		Mgmt
	2	Approve Allocation of Income and Dividends	For	For		Mgmt
	3	Approve Capitalization of 2005 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Amend Articles of Association	For	For		Mgmt
	5	Amend Endorsement and Guarantee Operating Guidelines	For	For		Mgmt
	6	Other Business	None	None		Mgmt

05/24/06 - A	STANDARD BANK GROUP LTD (formerly Standard Bank Investment C	S80605132			None	368,097
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Year Ended December 31, 2005	For	For		Mgmt
	2.1	Approve Remuneration of Group Chairman	For	For		Mgmt
	2.2	Approve Remuneration of Group Director	For	For		Mgmt
	2.3	Approve Remuneration of Group International Director	For	For		Mgmt
	2.4	Approve Remuneration of Group Credit Committee Member	For	For		Mgmt
	2.5	Approve Remuneration of Africa Credit Committee Member	For	For		Mgmt
	2.6	Approve Remuneration of Directors in Directors’ Affairs Committee	For	For		Mgmt
	2.7	Approve Remuneration of Risk Management Committee Chairman and Members	For	For		Mgmt
	2.8	Approve Remuneration of Group Remuneration Committee Chairman and Members	For	For		Mgmt
	2.9	Approve Remuneration of Transformation Committee Chairman and Members	For	For		Mgmt
	2.10	Approve Remuneration of Group Audit Committee Chairman and Members	For	For		Mgmt
	2.11	Approve Remuneration of Directors for Ad Hoc Meeting Attendance	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt

	4.1	Approve Issuance of Shares Pursuant to the Standard Bank Equity Growth Scheme	For	Against		Mgmt

Given the high level of potential dilution associated with these plans, the potential for insufficient vesting, and the absence of performance conditions under the Equity Growth Scheme, we recommend shareholders oppose placing shares under the control of directors for the purpose of satisfying these plans.

	4.2	Approve Issuance of Shares Pursuant to the Standard Bank Group Share Incentive Scheme	For	Against		Mgmt
See Item 4.1.
	4.3	Place Authorized But Unissued Ordinary Shares under Control of Directors	For	For		Mgmt
	4.4	Place Authorized But Unissued Preference Shares under Control of Directors	For	For		Mgmt
	4.5	Approve Cash Distribution to Shareholders by Way of Reduction of Share Premium Account	For	For		Mgmt
	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt

06/12/06 - A	Synnex Technology International		Y8344J109		04/13/06	351,263
	1	Accept 2005 Financial Statements	For	For		Mgmt
	2	Approve Allocation of Income and Dividends	For	For		Mgmt
	3	Approve Capitalization of 2005 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Amend Endorsement and Guarantee Operating Guidelines	For	For		Mgmt
Elect Directors by Cumulative Voting
	5	Elect Directors	For	For		Mgmt
Elect Supervisors by Cumulative Voting
	5	Elect Directors	For	For		Mgmt
	6	Approve Release of Restrictions of Competitive Activities of Directors	For	For		Mgmt
	7	Other Business	None	None		Mgmt

04/27/06 - A	Telefonos De Mexico S.A. De C.V.		P90413132		None	752,000
Only AA and A Shares Can Vote, and AA Shares Must be Held by Mexican Nationals
	1	Accept Financial Statements, Statutory Reports, Directors and Supervisory Board Reports for Fiscal Year Ended 12-31-05	For	For		Mgmt
	2	Approve Allocation of Income and Dividends of MXN 0.41 Per Share	For	For		Mgmt

	3	Approve Discharge of Management Board for Fiscal Year 2004 and Specifically Discharge for Resolutions Adopted at the Board Meeting Held on 02-09-2005	For	Against		Mgmt

Because the company failed to provide information regarding the resolutions approved during the board meeting and because support for this item could ratify a resolution that may not be in shareholders’ interests, we cannot recommend support for this item.

	4	Elect Directors, Executive Committee, and Supervisory Board Members; Approve Their Respective Remuneration	For	For		Mgmt
	5	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

04/27/06 - S	Telefonos De Mexico S.A. De C.V.		P90413132		None	752,000
Only Series L Shareholders are Entitled to Vote at This Meeting
	1	Elect One Series L Representatives to the Board	For	For		Mgmt
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

05/04/06 - A	Teva Pharmaceutical Industries		M8769Q102		03/27/06	75,700
	1	Accept Financial Statements for the year ending December 31, 2005	For	For		Mgmt
	2	Approve Final Dividend of NIS 1.24 Per Share	For	For		Mgmt
	3	Reelect G. Shalev as External Director	For	For		Mgmt
	4	Elect P. Frost, C. Salvi, and D. Shamir as Directors	For	For		Mgmt
	5	Approve Purchase of Director/Officer Liability Insurance for Jun. 1, 2006 through May 31, 2007	For	Against		Mgmt
Given the excessive liability and indemnification allowed under Israeli law, this item does not merit shareholder support.
	6	Amend Articles Re: Proposals for Nomination of Directors	For	For		Mgmt
	7	Approve Increase in Remuneration of Directors	For	For		Mgmt
	8	Approve Kesselman & Kesselman as Auditors and Authorize Audit Committee to Determine their Compensation	For	For		Mgmt

05/03/06 - A	Wintek Corporation		Y9664Q103		03/04/06	1,171,000
	1	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	2	Approve Allocation of Income and Dividends	For	For		Mgmt
	3	Approve Capitalization of 2005 Dividends and Employee Profit Sharing	For	For		Mgmt

4	Approve Increase of Registered Capital and Issuance of Ordinary Shares to Participate in the Issuance of Global Depository Receipt or Domestic Rights Issue	For	For	Mgmt
5	Approve Issuance of Shares for a Private Placement	For	For	Mgmt
6	Amend Articles of Association	For	For	Mgmt
7	Amend Operating Procedures for Loan of Funds to Other Parties, and Endorsement and Guarantee	For	For	Mgmt
8	Amend Procedures Governing the Acquisition or Disposal of Assets	For	For	Mgmt
9	Other Business	For	Against	Mgmt
In view of this, a vote against this item is recommended until details on the issues have been provided.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L.Umphrey, President and Chief Executive Officer

Date: August 7, 2006